INVESTMENTS - eHi (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016 $ / shares
INVESTMENTS
Closing stock price (in dollars per share)				$ 320.00
eHi
INVESTMENTS
Percentage of equity interest	14.00%		14.00%
Voting power interest held (as a percent)	19.60%		19.60%
Payments made for investment	$ 107	¥ 700
Fair value of available-for-sale investment	$ 88		¥ 612
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥		¥ 100
eHi | ADS
INVESTMENTS
Closing stock price (in dollars per share)	$ 9.06